SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Details
Cash	$ 66,711	$ 460	$ 459	$ 13,501
Advertising expense	0	$ 0	$ 0	$ 0
Insured bank deposit	$ 250,000